ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES
Schedule of accrued compensation and other accrued expenses

	March 31, 2023	December 31, 2022

Compensation related accruals	$2,611,952	$2,104,008
Marketing programs	829,647	611,642
Interest	487,596	110,239
Warranty	324,191	269,496
Other	376,807	421,116
Professional fees	231,553	129,169
Credit card fees	45,000	60,424
	$4,906,746	$3,706,094

	2022	2021
Bonus	$832,918	$831,601
Wages	218,974	140,962
Vacation	959,004	569,777
Earned discounts	554,642	499,219
Commission settlement	—	274,323
Warranty	269,496	217,244
Other	360,716	264,533
Professional fees	129,169	72,611
Interest	110,239	28,750
401k matching contributions	93,112	100,134
Travel	60,400	—
Credit card fees	60,424	34,424
Marketing expenses	57,000	45,000
	$3,706,094	$3,078,578